Summary of Principal Accounting Policies (Policies)	12 Months Ended
Feb. 28, 2026
Accounting Policies [Abstract]
Principles of Consolidation and Presentation

Principles of Consolidation and Presentation

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, and its wholly-owned subsidiaries. All intercompany accounts, transactions, and profits have been eliminated upon consolidation.

Variable interest entity

Variable interest entity

Pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Section 810, “Consolidation” (“ASC 810”), the Company is required to include in its consolidated financial statements, the financial statements of its variable interest entities (“VIEs”). ASC 810 requires a VIE to be consolidated if that company is subject to a majority of the risk of loss for the VIE or is entitled to receive a majority of the VIE’s residual returns. VIEs are those entities in which a company, through contractual arrangements, bears the risk of, and enjoys the rewards normally associated with ownership of the entity, and therefore the company is the primary beneficiary of the entity.

Under ASC 810, a reporting entity has a controlling financial interest in a VIE, and must consolidate that VIE, if the reporting entity has both of the following characteristics: (a) the power to direct the activities of the VIE that most significantly affect the VIE’s economic performance; and (b) the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE. The reporting entity’s determination of whether it has this power is not affected by the existence of kick-out rights or participating rights, unless a single enterprise, including its related parties and de - facto agents, have the unilateral ability to exercise those rights. JiuGe Technology’s actual stockholders do not hold any kick-out rights that affect the consolidation determination.

Through the VIE agreements disclosed in Note 1, the Company is deemed the primary beneficiary of JiuGe Technology. Accordingly, the results of JiuGe Technology have been included in the accompanying consolidated financial statements. JiuGe Technology has no assets that are collateral for or restricted solely to settle their obligations. The creditors of JiuGe Technology do not have recourse to the Company’s general credit.

The following assets and liabilities of the VIE and VIE’s subsidiaries are included in the accompanying consolidated financial statements of the Company as of February 28, 2026 and February 28, 2025:

Assets and liabilities of the VIE

	February 28, 2026	February 28, 2025
Current assets	$9,099,111	$9,647,455
Non-current assets	415,307	512,958
Total assets	$9,514,418	$10,160,413

Current liabilities	$14,276,754	$12,925,255
Non-current liabilities	18,002	26,940
Total liabilities	$14,294,756	$12,952,195

Assets and liabilities of the VIE Subsidiaries

	February 28, 2026	February 28, 2025
Current assets	$41,411,094	$29,073,164
Non-current assets	5,962,380	5,598,659
Total assets	$47,373,474	$34,671,823

Current liabilities	$48,142,684	$34,137,259
Non-current liabilities	—	—
Total liabilities	$48,142,684	$34,137,259

Operating Result of VIE

	For the Year Ended February 28, 2026	For the Year Ended February 28, 2025
Revenue	$2,540,768	$4,548,991
Cost of revenue	(2,341,450)	(3,687,430)
Gross profit (loss)	$199,318	$861,561

Amortization and depreciation	(13,495)	(133,091)
General and administrative expenses	(1,518,566)	(1,899,146)
Marketing cost	(13,596)	(95,829)
Research & development	(62,981)	(298,345)
Credit impairment loss	(376,395)	(87,409)
Total operating expenses	$(1,985,033)	$(2,513,820)

Profit (loss) from operations	$(1,785,715)	$(1,652,259)

Interest income	25,371	86,907
Other income	13,725	19,701
Total other income (expense)	$36,096	$106,608

Tax expense	—	354,229

Net profit (loss)	$(1,746,619)	$(1,191,422)

Operating Result of VIE Subsidiaries

	For the Year Ended February 28, 2026	For the Year Ended February 28, 2025
Revenue	$20,696,182	$31,053,615
Cost of revenue	(20,191,615)	(29,151,468)
Gross profit (loss)	$504,567	$1,902,147

Amortization and depreciation	(1,404)	(956)
General and administrative expenses	(1,013,540)	(816,590)
Marketing cost	(69,601)	(180,429)
Research & development	(68,051)	(88,017)
Credit impairment loss	(667,654)	(333,228)
Total operating expenses	$(1,820,250)	$(1,419,220)

Profit (loss) from operations	$(1,315,683)	$482,927

Interest income	42	27
Other income (expense)	29,893	1,253
Total other income (expense)	$29,935	$1,280

Tax expense	—	(137,987)

Net profit (loss)	$(1,285,748)	$346,220

Use of Estimates

Use of Estimates

The preparation of the Company’s financial statements in conformity with generally accepted accounting principles of the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Actual results could differ from those estimates.

Certain Risks and Uncertainties

Certain Risks and Uncertainties

The Company relies on cloud-based hosting through a global accredited hosting provider. Management believes that alternate sources are available; however, disruption or termination of this relationship could adversely affect our operating results in the near-term.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in consolidated financial statements for detailing the Company’s business segments. Based on the criteria established by ASC 280, The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM, specifically the Company’s CEO and CFO, for making decisions, allocating resources and assessing performance. The Company does not distinguish revenues, costs and expenses between segments in its internal reporting, but instead reports costs and expenses by nature as a whole. Based on the management’s assessment, the Company determines that it has only one operating segment and therefore one reportable segment as defined by ASC 280. Furthermore, the whole of the Group’s revenue is derived in or from China with all operation being carried out in China, and the Company’s long-lived assets are located in China, no geographical segments are presented. As such, all financial segment information required by the authoritative guidance can be found in these consolidated financial statements.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The Company’s reporting currency is the US dollar. The functional currencies of the Company’s foreign subsidiaries are their respective local currencies (China Renminbi, Singapore dollar and Hong Kong dollar), which are the monetary unit of account of the principal economic environment in which the Company’s foreign subsidiaries operate. Assets and liabilities of the foreign subsidiaries are translated into US dollars at exchange rates in effect at each period end. Revenues and expenses are translated at average exchange rates in effect during the period. The resulting translation adjustments are recorded in accumulated other comprehensive income (loss) as a component of stockholders’ equity.

Translation of amounts from RMB into USD has been made at the following exchange rates for the respective periods:

Balance sheet items, except for equity accounts
February 28, 2026	RMB6.8590 to $1.00
February 28, 2025	RMB7.2830 to $1.00
Income statement and cash flows items
For the year ended February 28, 2026	RMB7.1315 to $1.00
For the year ended February 28, 2025	RMB7.2123 to $1.00

Identifiable Intangible Assets

Identifiable Intangible Assets

Identifiable intangible assets are recorded at cost and are amortized over 3 - 10 years. Similar to tangible property and equipment, the Company periodically evaluates identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company classifies its long-lived assets into: (i) computer and office equipment; (ii) furniture and fixtures, (iii) leasehold improvements, and (iv) finite – lived intangible assets.

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be fully recoverable. It is possible that these assets could become impaired as a result of technology, economy or other industry changes. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, relief from royalty income approach, quoted market values and third-party independent appraisals, as considered necessary.

The Company makes various assumptions and estimates regarding estimated future cash flows and other factors in determining the fair values of the respective assets. The assumptions and estimates used to determine future values and remaining useful lives of long-lived assets are complex and subjective. They can be affected by various factors, including external factors such as industry and economic trends, and internal factors such as the Company’s business strategy and its forecasts for specific market expansion.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable is stated at the amount the Company expects to collect. The Company maintains allowances for credit losses for estimated losses. Management considers the following factors when determining the collectability of specific accounts: historical experience, creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. Allowance for credit losses is made and recorded into administrative expenses based on the aging of accounts receivable and on any specifically identified receivables that may become uncollectible. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Our assessment considered the estimates of expected credit and collectability trends. Volatility in market conditions and evolving credit trends are difficult to predict and may cause variability and volatility that may have an impact on our allowance for credit losses in future periods. Refer to Note 8 for allowances for credit losses recognized in profit or loss by the Company during the years ended February 28, 2026 and February 28, 2025.

Concentration of Credit Risks

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and other receivable. The Company’s cash and cash equivalents are placed with high-credit-quality financial institutions, and at times exceed federally insured limits. To date, the Company has not experienced any credit loss relating to its cash and cash equivalents.

For the year ended February 28, 2026, two customers each accounted for more than 10% of the Company’s total revenue, with individual contributions of 57% and 23%. As at February 28, 2026, amounts due from these customers represented approximately 62% of the Company’s total accounts receivable.

For the year ended February 28, 2025, three customers each accounted for more than 10% of the Company’s total revenue, with individual contributions of 47%, 24% and 20%. As at February 28, 2025, amounts due from these customers represented approximately 92% of the Company’s total accounts receivable.

For the year ended February 28, 2026, two suppliers each accounted for more than 10% of the Company’s total purchase, with individual contributions of 57% and 23%. As at February 28, 2026, amounts due to these suppliers represented approximately 54% of the Company’s total accounts payable.

For the year ended February 28, 2025, three suppliers each accounted for more than 10% of the Company’s total purchase, with individual contributions of 45%, 25% and 23%. As at February 28, 2025, amounts due to these suppliers represented approximately 83% of the Company’s total accounts payable.

Lease

Lease

Operating and finance lease right-of-use assets and lease liabilities are recognized at the commencement date based on the present value of the future lease payments over the lease term. When the rate implicit to the lease cannot be readily determined, the Company utilizes its incremental borrowing rate in determining the present value of the future lease payments. The incremental borrowing rate is derived from information available at the lease commencement date and represents the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The right-of-use asset includes any lease payments made and lease incentives received prior to the commencement date. Operating lease right-of-use assets also include any cumulative prepaid or accrued rent when the lease payments are uneven throughout the lease term. The right-of-use assets and lease liabilities may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand, demand deposits, and other short-term highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Equipment

Equipment

Equipment is stated at cost. Depreciation of equipment is provided using the straight-line method for financial reporting purposes at rates based on the estimated useful lives of the assets. Estimated useful lives range from three to seven years. Land is classified as held for sale when management has the ability and intent to sell, in accordance with ASC Topic 360-45.

Earnings Per Share

Earnings Per Share

Basic (loss) earnings per share is based on the weighted average number of common shares outstanding during the period while the effects of potential common shares outstanding during the period are included in diluted earnings per share.

FASB Accounting Standard Codification Topic 260 (“ASC 260”), “Earnings Per Share,” requires that employee equity share options, non-vested shares and similar equity instruments granted to employees be treated as potential common shares in computing diluted earnings per share. Diluted earnings per share should be based on the actual number of options or shares granted and not yet forfeited, unless doing so would be anti-dilutive. The Company uses the “treasury stock” method for equity instruments granted in share-based payment transactions provided in ASC 260 to determine diluted earnings per share. Antidilutive securities represent potentially dilutive securities which are excluded from the computation of diluted earnings or loss per share as their impact was antidilutive.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, when control of promised goods or services is transferred to customers in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services. It generates revenue primarily from telecommunications mobile recharge and top-up services, data plans, subscription plan, mobile devices and related services provided to consumer and enterprise customers.

Telecommunication Services

The Company provides mobile recharge and top-up services, data plans, subscription plans, and other related telecommunication services to third-party businesses and online marketplaces through its digital platform. Revenue is recognized when the related services are delivered, activated, or otherwise made available to the customer, which is the point at which control of the promised services is transferred to the customer in accordance with the terms of the underlying arrangements.

Telecommunication Products

Telecommunication products revenue primarily relates to sales of mobile devices. Telecommunication products are generally considered separate performance obligations because customers can benefit from the devices independently. Revenue associated with mobile devices sales is recognized at a point in time when control transfers to the customer, generally upon picked up by the customer.

Other Segments

The Company recognizes revenue from providing online-to-offline integration services (DaGe platform), communication and coordination solutions, and data and analytics services to its customers. The Company recognizes revenue when all of the following conditions are satisfied: (1) there is persuasive evidence of an arrangement; (2) the service has been provided to the customer or the equipment has been accepted by the customer; (3) the amount of fees to be paid by the customer is fixed or determinable; and (4) the collection of fees is probable. We account for our multi-element arrangements in data and analytics services, such as instances where we design a custom website and separately offer other services, which are recognized over the period for when services are performed.

Cost of Revenue

Cost of Revenue

Cost of revenue consists of telecommunication products and services, and SMS & MMS business for operators or other suppliers, and purchase cost of emergency equipment for command and communication.

Research and Development

Research and Development

Research and development costs are expensed as incurred. Research and development expenses for Sapientus include compensation, employee benefits, stock-based compensation, materials and components purchased for research and development. During the year ended February 28, 2026, the Company also commenced product development efforts under a new strategic collaboration to integrate its Mobile Integrated Command and Communication Platform into emergency response vehicles.

Selling, General and Administrative

Selling, General and Administrative

Selling, general and administrative expenses include compensation, employee benefits, stock-based compensation, professional service fees, allocation of facility costs, depreciation and amortization associated with general selling and administrative overhead activities.

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with Accounting Standards Codification (“ASC”) 740, “Income Taxes” (“ASC 740”). Under this method, income tax expense is recognized as the amount of: (i) taxes payable or refundable for the current year and (ii) future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of available evidence it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Non-controlling interest

Non-controlling interest

Non-controlling interests held 1% of the shares of three of our subsidiaries, 30% of the shares of Zhejiang ChangXin Communication Equipment Co., Ltd. and 20% of the shares of Shanghai XiaoYi Bin Tong Technology Co., Ltd., are recorded as a component of our equity, separate from the Company’s equity. Purchase or sales of equity interests that do not result in a change of control are accounted for as equity transactions. Results of operations attributable to the non-controlling interest are included in our consolidated results of operations and, upon loss of control, the interest sold, as well as interest retained, if any, will be reported at fair value with any gain or loss recognized in earnings. The cumulative results of operations attributable to noncontrolling interests are also recorded as noncontrolling interests in the Company’s consolidated balance sheets.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

(i) Recently adopted accounting pronouncements

In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures. The amendments address more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The amendments in this ASU are effective for public business entities for annual periods beginning after December 15, 2024 on a prospective basis through retrospective application is permitted. Early adoption is permitted. The Company adopted ASU 2023-09 for the year beginning on March 1, 2025 on a retrospective basis and the adoption does not have a material impact on its disclosures.

(ii) Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40). This ASU requires disclosure, in the notes to financial statements, of specified information about certain costs and expenses. A reporting entity is required to 1) disclose the amounts of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization recognized as part of oil and gas-producing activities (DD&A) (or other amounts of depletion expense) included in each relevant expense caption. A relevant expense caption is an expense caption presented on the face of the income statement within continuing operations that contains any of the expense categories listed in (a)–(e); 2) include certain amounts that are already required to be disclosed under current generally accepted accounting principles in the same disclosure as the other disaggregation requirements; 3) disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, and 4) disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.

In January 2025, the FASB issued ASU 2025-01, “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures.” The amendment in ASU 2025-01 amends the effective date of ASC 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (ASU 2025-05), which amends guidance on the measurement of credit losses for accounts receivable and contract assets. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual periods. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.

In December 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-11, Interim Reporting (Topic 270): Improvements to Interim Disclosure Requirements. The standard clarifies disclosure requirements for interim financial statements and is effective for interim periods beginning after December 15, 2026. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.